Note 15 - Stock Compensation Plans (Details Textual) - USD ($)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2023	May 31, 2018	Mar. 31, 2018	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expense, after Tax					$ 80,000	$ 80,000
Share-Based Payment Arrangement, Expense, Tax Benefit					5,000	$ 5,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount					$ 293,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					3 years 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)					$ 2.71
The 2018 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)		155,000
The 2018 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)		38,750
Percentage of Shares May Be Granted As Restricted Stock Awards		25.00%
The 2018 Stock Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)		116,250
The 2023 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	175,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)				12,500
The 2023 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	43,750
Percentage of Shares May Be Granted As Restricted Stock Awards	25.00%
The 2023 Stock Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	131,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)					0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)				42,000
Stock Incentive Plans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)					0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in shares)					38,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)					5 years	5 years
Share-Based Payment Arrangement, Expense, after Tax					$ 170,000	$ 162,000
Share-Based Payment Arrangement, Expense, Tax Benefit					36,000	$ 34,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount					$ 544,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					3 years 6 months
Stock Incentive Plans [Member] | Share-Based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)			10 years		10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in shares)					254,033
Stock Incentive Plans [Member] | Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)					5 years
Employee Stock Ownership Plan [Member]
Employee Stock Ownership Plan (ESOP), Shares Contributed to ESOP (in shares)					0	0
Employee Stock Ownership Plan (ESOP), Compensation Expense					$ 108,000	$ 94,000